Mergers and Acquisitions - Summary of Vonpar's Selected Income Statement Information Related to Business Acquisition (Detail) - Vonpar [member] $ in Millions	1 Months Ended
Dec. 31, 2016 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues	$ 1,628
Income before taxes	380
Net income	$ 252